Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2021
Statement of Other Comprehensive Income [Abstract]
Summary of Accumulated Other Comprehensive Income (Loss)
Changes in accumulated other comprehensive income (AOCI) by component for the years ended December 31, 2021, 2020 and 2019 were as follows (in thousands):

	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at January 1, 2019	$389	$(313)	$76
Foreign currency translation gain/(loss)	9,742	—	9,742
Actuarial gain/(loss), net of tax	—	(385)	(385)
Balance at December 31, 2019	$10,131	$(698)	$9,433
Foreign currency translation gain/(loss)	13,676	—	13,676
Actuarial gain/(loss), net of tax	—	(294)	(294)
Balance as of December 31, 2020	$23,807	$(992)	$22,815
Foreign currency translation gain/(loss)	504	—	504
Actuarial gain/(loss), net of tax	—	(286)	(286)
Balance as of December 31, 2021	$24,311	(1,278)	23,033